Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,500,000	[1]
Previously Paid Amount	138.10
Total Fee Amount	7,940.75
Net Fee	$ 7,802.65
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A

[1]	Includes Notes that may be issued pursuant to the underwriter’s over-allotment option.